Report Of The Directors Financial Review Risk Report - Ageing Analysis Of Days For Past Due But Not Impaired Gross Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,305,592	2,204,751
Financial Assets Excluding Equity Securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,313,124	2,212,851
Financial Assets Excluding Equity Securities | Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,341	20,510
Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,716	9,028
Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,609	8,668
Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,828	30,912
Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,876	31,162
Other assets | Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	1,251
Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107	360
– personal | Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Reduced impaired loans	(1,500)
– personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,658	5,062
– corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,422	3,128
– non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529	478
Up to 29 days | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,870	7,007
Up to 29 days | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,837	6,743
Up to 29 days | Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33	264
Up to 29 days | – personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,455	3,696
Up to 29 days | – corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,899	2,593
Up to 29 days | – non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	483	454
30-59 days | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,267	1,367
30-59 days | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,255	1,320
30-59 days | Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	47
30-59 days | – personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	866	986
30-59 days | – corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343	316
30-59 days | – non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	18
60-89 days | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	511	610
60-89 days | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	493	587
60-89 days | Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18	23
60-89 days | – personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	337	380
60-89 days | – corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	156	201
60-89 days | – non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	6
90-179 days | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	23
90-179 days | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	11
90-179 days | Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	12
90-179 days | – personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
90-179 days | – corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	11
90-179 days | – non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
180 days and over | Financial Assets Excluding Equity Securities | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	21
180 days and over | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	7
180 days and over | Other assets | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	14
180 days and over | – personal | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
180 days and over | – corporate and commercial | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	7
180 days and over | – non-bank financial institutions | Loans And Advances To Customers And Banks | Gross carrying amount | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0